Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Schedule of Revenues FromThird parties and related parties
	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Investment advisory	$1,925,429	$2,102,109	$3,117,548
Fund management	105,588	77,371	63,086
Total revenues	$2,031,017	$2,179,480	$3,180,634